Short-Term Debts (Details) $ / shares in Units, $ in Thousands							6 Months Ended
	Mar. 31, 2023 CNY (¥)	Apr. 27, 2022 CNY (¥)	Mar. 16, 2022 CNY (¥) shares	Dec. 10, 2021 CNY (¥) shares	Jul. 22, 2021 CNY (¥)	Jul. 22, 2021 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Feb. 05, 2022 $ / shares	Jul. 22, 2021 USD ($)
Short-Term Debts (Details) [Line Items]
Aggregate principal amount					¥ 20,788,000						$ 3,014
Discounted value					¥ 18,898,000	$ 2,740
Fixed interest rate					0.00%						0.00%
Conversion price	¥ 160					$ 15
Consecutive trading days					10	10
Conversion price | $						$ 1
Converted shares				114,234
Principal balance of debt converted | ¥				¥ 1,321,000
Number of shares issued upon conversion of loan			4,842,197
Debt conversion		¥ 5,502,000	¥ 22,237,000				¥ 16,000	$ 2
Convertible debentures outstanding							¥ 16,000	2
Convertible debenture									¥ 139,000
Maximum [Member]
Short-Term Debts (Details) [Line Items]
Bid price percentage					82.00%	82.00%
Minimum [Member]
Short-Term Debts (Details) [Line Items]
Bid price percentage					80.00%	80.00%
Class A Ordinary Shares [Member]
Short-Term Debts (Details) [Line Items]
Conversion price per share | $ / shares										$ 0.1